Supplement dated October 14, 2025
to the following initial summary prospectus(es):
Monument Advisor dated May 1, 2025
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
The following underlying mutual funds are offered as investment options under the contract.
Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Asset
Strategy Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Austria
Kapitalanlage AG, Macquarie Investment Management Europe
Limited, Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Asset
Strategy Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Macquarie Investment Management
Europe Limited, Macquarie Investment Management Global
Limited

Ivy Variable Insurance Portfolios - Nomura VIP Balanced
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate
Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Macquarie Investment

Ivy Variable Insurance Portfolios - Nomura VIP Corporate
Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Van Eck Associates Corporation

Ivy Variable Insurance Portfolios - Macquarie VIP Global
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Global
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

ISP-1015

CURRENT INFORMATION	UPDATED INFORMATION
Ivy Variable Insurance Portfolios - Macquarie VIP Growth
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Variable Insurance Portfolios - Nomura VIP Growth Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP High
Income Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Austria
Kapitalanlage AG, Macquarie Investment Management Europe
Limited, Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP High Income
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Limited-
Term Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Macquarie Investment Management
Europe Limited, Macquarie Investment Management Global
Limited

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term
Bond Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Natural
Resources Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Natural
Resources Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Van Eck Associates Corporation

Ivy Variable Insurance Portfolios - Macquarie VIP Science
and Technology Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Science and
Technology Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Value
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

All references to this information in the prospectus are updated accordingly.
ISP-1015